Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 26,105,600	$ 36,184,000
Cost of revenues	(11,710,500)	(15,164,500)
Gross profit	14,395,100	21,019,500
Operating expenses:
Selling expenses	(12,382,400)	(22,555,700)	(28,000)
General and administrative expenses	(30,943,200)	(10,082,200)	(5,236,900)
Total operating expenses	(43,325,600)	(32,637,900)	(5,264,900)
Loss from operations	(28,930,500)	(11,618,400)	(5,264,900)
Other income (expenses):
Changes in fair value of digital assets	(5,521,300)	2,238,700	1,721,900
Share of equity loss	(300)	(19,200)	(75,200)
Impairment of long-term investments		(770,800)
Changes in fair value of trading securities	21,400	(36,400)
Investment loss on trading securities	(25,900)	(740,100)
Interest income, net	101,900	131,300
Other income, net	60,000	35,800	58,200
Total other (expenses) income, net	(5,364,200)	839,300	671,800
Loss from operations before income tax	(34,294,700)	(10,779,100)	(4,593,100)
Loss from dissolution of subsidiaries			(1,033,100)
Income tax (expenses) benefits	(1,600)	275,400	(87,100)
Net loss and comprehensive loss	(34,296,300)	(10,503,700)	(4,680,200)
Less: Net loss and comprehensive loss attributable to non-controlling interests		(1,620,300)	(615,800)
Net loss and comprehensive loss attributable to Mega Matrix Inc.’s stockholders	$ (34,296,300)	$ (8,883,400)	$ (4,064,400)
Loss per share:
Basic (in Dollars per share)	$ (0.75)	$ (0.23)	$ (0.13)
Diluted (in Dollars per share)	$ (0.75)	$ (0.23)	$ (0.13)
Weighted average shares used in loss per share computations:
Basic (in Shares)	45,723,613	37,998,749	31,323,124
Diluted (in Shares)	45,723,613	37,998,749	31,323,124